Income tax - Deferred tax assets (Details) - AUD ($) $ in Millions	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Deferred tax assets
Amounts recognised in the income statements and opening retained profits	$ 3,162	$ 3,303
Amounts recognised directly in OCI	87
Gross deferred tax assets	3,249	3,303
Set-off of deferred tax assets and deferred tax liabilities	(1,154)	(1,549)
Net deferred tax assets	2,095	1,754	$ 2,437
Provision for ECL on loans and credit commitments
Deferred tax assets
Amounts recognised in the income statements and opening retained profits	1,465	1,364
Provision for long service leave, annual leave and other employee benefits
Deferred tax assets
Amounts recognised in the income statements and opening retained profits	403	397
Property and equipment
Deferred tax assets
Amounts recognised in the income statements and opening retained profits	222	301
Other provisions
Deferred tax assets
Amounts recognised in the income statements and opening retained profits	240	319
Lease liabilities
Deferred tax assets
Amounts recognised in the income statements and opening retained profits	592	640
All other liabilities
Deferred tax assets
Amounts recognised in the income statements and opening retained profits	240	282
Cash-flow hedges
Deferred tax assets
Amounts recognised directly in OCI	87
Parent Entity
Deferred tax assets
Amounts recognised in the income statements and opening retained profits	2,822	2,977
Amounts recognised directly in OCI	87
Gross deferred tax assets	2,909	2,977
Set-off of deferred tax assets and deferred tax liabilities	(952)	(1,331)
Net deferred tax assets	1,957	1,646	$ 2,093
Parent Entity | Provision for ECL on loans and credit commitments
Deferred tax assets
Amounts recognised in the income statements and opening retained profits	1,267	1,205
Parent Entity | Provision for long service leave, annual leave and other employee benefits
Deferred tax assets
Amounts recognised in the income statements and opening retained profits	384	378
Parent Entity | Property and equipment
Deferred tax assets
Amounts recognised in the income statements and opening retained profits	195	271
Parent Entity | Other provisions
Deferred tax assets
Amounts recognised in the income statements and opening retained profits	219	295
Parent Entity | Lease liabilities
Deferred tax assets
Amounts recognised in the income statements and opening retained profits	531	571
Parent Entity | All other liabilities
Deferred tax assets
Amounts recognised in the income statements and opening retained profits	226	$ 257
Parent Entity | Cash-flow hedges
Deferred tax assets
Amounts recognised directly in OCI	$ 87